CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Revenues - related party	$ 3,875	$ 5,049
Revenue, net	84,870	36,621
Total revenue	88,745	41,670
Direct costs of revenue	48,202	40,513
Gross profit	40,543	1,157
Operating expenses:
General and administrative expense	104,817	63,202
Payroll expenses	127,101	121,551
Professional fees	120,775	351,953
Amortization of intangible assets		108,333
Total operating expenses	352,693	645,039
Operating loss	(312,150)	(643,882)
Other income (expense), net
Financing costs	(61,254)	(549,224)
Other income (expense), net	(61,254)	(549,224)
Net loss	(373,404)	(1,193,106)
Preferred B Stock dividends	(65,596)
Net loss available to common shareholders	$ (439,000)	$ (1,193,106)
Net loss per common share - basic and diluted	$ (0.00)	$ (0.00)
Weighted average common shares outstanding:
Basic and diluted	1,714,131,603	1,415,312,830